Annual Fund Operating Expenses - Alpha Fiduciary Quantitative Strategy Fund - Alpha Fiduciary Quantitative Strategy Fund Shares	Nov. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.73%